Earnout Liability (Details) - Level 3 [Member] $ in Thousands	12 Months Ended
Sep. 30, 2017 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance
Initial value of earnout liability	9,575
Change in fair value of earnout liability	7,127
Foreign currency translation	26
Balance	$ 16,728